UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22216

            GAMCO Natural Resources, Gold & Income Trust by Gabelli

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Third Quarter Report — September 30, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust by Gabelli (the “Fund”) was 6.3%, compared with total returns of 0.8% and 3.6% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (“XAU”), respectively. The total return for the Fund’s publicly traded shares was 10.8%. The Fund’s NAV per share was $11.31, while the price of the publicly traded shares closed at $11.22 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)			Since
	Quarter	1 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust by Gabelli
NAV Total Return (b)	6.32%	(11.95)%	(8.56)%
Investment Total Return (c)	10.81	(20.62)	(10.34)
CBOE S&P 500 Buy/Write Index	0.82	3.09	5.84	(d)
XAU	3.63	(51.09)	(24.82	)(d)
Dow Jones U.S. Basic Materials Index	10.74	11.92	(0.92	)(d)
S&P Global Agribusiness Equity Index	2.62	10.05	1.42

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	Agriculture — 4.1%
35,000	Archer Daniels Midland Co.	$1,289,400
45,000	Bunge Ltd.(a)	3,415,950
52,000	Monsanto Co.(a)	5,427,240

		10,132,590

	Energy and Energy Services — 30.1%
59,000	Anadarko Petroleum Corp.(a)	5,486,410
53,600	Apache Corp.(a)	4,563,504
75,000	Arch Coal Inc.	308,250
15,000	Baker Hughes Inc.(a)	736,500
100,000	BG Group plc	1,911,122
50,000	BP plc, ADR(a)	2,101,500
60,000	Cameron International Corp.†	3,502,200
50,000	Cobalt International Energy Inc.†	1,243,000
35,000	CONSOL Energy Inc.(a)	1,177,750
50,000	Devon Energy Corp.(a)	2,888,000
16,000	EOG Resources Inc.	2,708,480
23,000	FMC Technologies Inc.†(a)	1,274,660
697,900	Glencore Xstrata plc	3,804,160
25,000	Marathon Petroleum Corp.	1,608,000
150,000	Nabors Industries Ltd.(a)	2,409,000
80,000	National Oilwell Varco Inc.(a)	6,248,800
76,000	Noble Corp.	2,870,520
10,000	Noble Energy Inc.	670,100
32,400	Occidental Petroleum Corp.	3,030,696
70,000	Petroleo Brasileiro SA, ADR	1,084,300
170,000	ReneSola Ltd., ADR†(a)	848,300
18,300	Schlumberger Ltd.(a)	1,616,988
159,700	Suncor Energy Inc.(a)	5,714,066
57,200	The Williams Companies Inc.	2,079,792
134,100	Total SA, ADR(a)	7,767,072
25,000	Transocean Ltd.	1,112,500
65,000	Tullow Oil plc	1,077,546
30,000	Valero Energy Corp.	1,024,500
270,000	Weatherford International Ltd.†(a)	4,139,100

		75,006,816

	Food and Beverage — 1.2%
44,000	Ingredion Inc.	2,911,480

	Machinery — 5.7%
459,360	CNH Industrial NV†(a)	5,742,000
45,000	Deere & Co.(a)	3,662,550
80,000	Joy Global Inc.(a)	4,083,200
10,000	Kubota Corp., ADR	728,000

		14,215,750

	Metals and Mining — 44.7%
253,800	Agnico Eagle Mines Ltd.(a)	6,718,086
300,000	Alderon Iron Ore Corp.†	445,609
100,000	Anglo American plc	2,457,504
200,000	AngloGold Ashanti Ltd., ADR(a)	2,656,000
135,000	Antofagasta plc	1,788,854

Shares		Market Value
130,000	ArcelorMittal(a)	$1,777,100
230,000	Barrick Gold Corp.(a)	4,282,600
40,000	BHP Billiton Ltd., ADR(a)	2,660,000
300,000	Duluth Metals Ltd.†	343,672
690,000	Eldorado Gold Corp.	4,655,599
72,300	Franco-Nevada Corp.	3,280,014
137,100	Freeport-McMoRan Copper & Gold Inc.(a)	4,535,268
165,000	Fresnillo plc	2,599,077
263,000	Globe Specialty Metals Inc.(a)	4,052,830
630,000	Gold Fields Ltd., ADR(a)	2,879,100
347,500	Goldcorp Inc.(a)	9,038,475
353,100	Harmony Gold Mining Co. Ltd., ADR(a)	1,193,478
397,551	Hochschild Mining plc	1,166,201
770,000	Kinross Gold Corp.(a)	3,888,500
100,000	Kirkland Lake Gold Inc.†	336,877
900,000	Lundin Mining Corp.†	3,958,060
100,000	MAG Silver Corp.†	590,263
235,000	Newcrest Mining Ltd.	2,530,010
272,500	Newmont Mining Corp.(a)	7,657,250
470,000	Osisko Mining Corp.†	2,377,263
58,000	Peabody Energy Corp.	1,000,500
600,000	Perseus Mining Ltd.†	307,856
106,000	Randgold Resources Ltd., ADR(a)	7,582,180
62,500	Rio Tinto plc, ADR(a)	3,047,500
750,000	Romarco Minerals Inc.†	283,967
132,000	Royal Gold Inc.	6,423,120
1,500,000	Saracen Mineral Holdings Ltd.†	321,850
135,000	Silver Lake Resources Ltd.†	99,494
150,000	Silver Wheaton Corp.	3,715,500
30,000	Tahoe Resources Inc.†	539,974
20,000	Teck Resources Ltd., Cl. B	536,800
26,800	USEC Inc.†	281,936
180,000	Vale SA, ADR(a)	2,809,800
50,000	Vedanta Resources plc	875,830
525,000	Yamana Gold Inc.(a)	5,460,000

		111,153,997

	Specialty Chemicals — 13.2%
65,000	Agrium Inc.(a)	5,461,950
38,050	Air Liquide SA	5,299,450
22,500	CF Industries Holdings Inc.	4,743,675
100	E. I. du Pont de Nemours and Co.(a)	5,856
7,000	FMC Corp.(a)	502,040
150,000	Intrepid Potash Inc.(a)	2,352,000
190,000	Potash Corp. of Saskatchewan Inc.(a)	5,943,200
10,000	Praxair Inc.	1,202,100
20,000	Rockwood Holdings Inc.	1,338,000
32,500	The Dow Chemical Co.(a)	1,248,000
111,000	The Mosaic Co.(a)	4,775,220

		32,871,491

	TOTAL COMMON STOCKS	246,292,124

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Principal Amount			Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$2,460,000	U.S. Treasury Bills, 0.025% ††, 10/24/13		$2,459,966

	TOTAL INVESTMENTS — 100.0% (Cost $361,823,205)		$248,752,090

	Aggregate tax cost		$367,078,528

	Gross unrealized appreciation		$2,646,967
	Gross unrealized depreciation		(120,973,405)

	Net unrealized appreciation/depreciation		$(118,326,438)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) — (4.3)%
	Call Options Written — (4.3)%
500	Agnico Eagle Mines Ltd.	Nov. 13/30	$33,000
900	Agnico Eagle Mines Ltd.	Nov. 13/35	13,500
700	Agnico Eagle Mines Ltd.	Nov. 13/37.50	5,250
235	Agnico Eagle Mines Ltd.	Dec. 13/31	19,956
200	Agnico Eagle Mines Ltd.	Jan. 14/35	10,500
100	Agrium Inc.	Oct. 13/90	4,200
100	Agrium Inc.	Oct. 13/92.50	2,000
450	Agrium Inc.	Oct. 13/95	7,650
300	Air Liquide SA(c)	Dec. 13/96	325,090
100	Anadarko Petroleum Corp.	Nov. 13/87.50	74,500
290	Anadarko Petroleum Corp.	Nov. 13/92.50	124,700
200	Anadarko Petroleum Corp.	Nov. 13/97.50	45,200
50	Anglo American plc(d)	Nov. 13/1750	11,616
50	Anglo American plc(d)	Dec. 13/1750	20,439
250	AngloGold Ashanti Ltd., ADR	Oct. 13/11	56,250
875	AngloGold Ashanti Ltd., ADR	Oct. 13/14	30,625
875	AngloGold Ashanti Ltd., ADR	Dec. 13/16	43,811
100	Apache Corp.	Oct. 13/77.50	88,000
201	Apache Corp.	Oct. 13/85	33,366
134	Apache Corp.	Oct. 13/87.50	10,318
101	Apache Corp.	Oct. 13/90	2,424
750	Arch Coal Inc.	Oct. 13/5.50	2,250
175	Archer-Daniels-Midland Co.	Dec. 13/36	39,025
175	Archer-Daniels-Midland Co.	Jan. 14/36	40,075
150	Baker Hughes Inc.	Oct. 13/47	39,750
1,525	Barrick Gold Corp.	Oct. 13/23	6,862
775	Barrick Gold Corp.	Oct. 13/25	1,550
50	BG Group plc(d)	Nov. 13/1250	9,309
50	BG Group plc(d)	Dec. 13/1250	17,606
400	BHP Billiton Ltd., ADR	Nov. 13/70	41,600
500	BP plc, ADR	Oct. 13/41	71,000
200	Bunge Ltd.	Oct. 13/72.50	73,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
100	Bunge Ltd.	Oct. 13/75	$16,700
150	Bunge Ltd.	Oct. 13/77.50	7,500
200	Cameron International Corp.	Nov. 13/62.50	20,000
250	Cameron International Corp.	Nov. 13/65	12,500
75	CF Industries Holdings Inc.	Nov. 13/200	112,425
100	CF Industries Holdings Inc.	Nov. 13/205	123,500
50	CF Industries Holdings Inc.	Nov. 13/210	48,350
1,200	CNH Global NV	Dec. 13/45	708,000
500	Cobalt International Energy Inc.	Oct. 13/27.50	50,000
350	CONSOL Energy Inc.	Oct. 13/35	22,750
225	Deere & Co.	Dec. 13/87.50	22,725
225	Deere & Co.	Jan. 14/87.50	32,850
500	Devon Energy Corp.	Oct. 13/60	25,000
1	E. I. du Pont de Nemours and Co.	Oct. 13/49	955
3,700	Eldorado Gold Corp.(e)	Nov. 13/8	75,433
2,500	Eldorado Gold Corp.(e)	Jan. 14/8	105,577
700	Eldorado Gold Corp.(e)	Jan. 14/9	17,669
160	EOG Resources Inc.	Oct. 13/155	236,400
70	FMC Corp.	Nov. 13/62.50	66,493
230	FMC Technologies Inc.	Oct. 13/55	32,775
723	Franco-Nevada Corp.(e)	Oct. 13/40	473,788
571	Freeport-McMoRan Copper & Gold Inc.	Nov. 13/33	70,804
500	Freeport-McMoRan Copper & Gold Inc.	Jan. 14/33	101,000
55	Fresnillo plc(d)	Dec. 13/1200	25,029
55	Fresnillo plc(d)	Jan. 14/1200	27,745
55	Fresnillo plc(d)	Feb. 14/1200	35,776
118	Glencore Xstrata plc(d)	Dec. 13/340	31,998
230	Glencore Xstrata plc(d)	Jan. 14/340	82,215
230	Glencore Xstrata plc(d)	Feb. 14/340	99,454
119	Glencore Xstrata plc(d)	Mar. 14/340	51,457
2,630	Globe Specialty Metals Inc.	Dec. 13/12.50	789,000
3,150	Gold Fields Ltd., ADR	Dec. 13/5	92,641
3,150	Gold Fields Ltd., ADR	Jan. 14/4	267,750
225	Goldcorp Inc.	Oct. 13/31	1,350
400	Goldcorp Inc.	Oct. 13/32	1,600
700	Goldcorp Inc.	Oct. 13/33	1,750
1,100	Goldcorp Inc.	Dec. 13/32	51,590
250	Goldcorp Inc.	Jan. 14/30	26,625
600	Goldcorp Inc.	Jan. 14/32	40,800
200	Goldcorp Inc.	Jan. 14/33	10,900
2,648	Harmony Gold Mining Co. Ltd., ADR	Nov. 13/3	145,640
883	Harmony Gold Mining Co. Ltd., ADR	Nov. 13/4	14,128
18	Hochschild Mining plc(d)	Dec. 13/260	294
250	Ingredion Inc.	Oct. 13/65	51,875
190	Ingredion Inc.	Oct. 13/70	3,800
900	Intrepid Potash Inc.	Dec. 13/13	279,000

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) (Continued)
	Call Options Written (Continued)
600	Intrepid Potash Inc.	Dec. 13/20	$15,000
800	Joy Global Inc.	Oct. 13/57.50	11,200
2,900	Kinross Gold Corp.	Nov. 13/5	116,000
250	Kinross Gold Corp.	Dec. 13/6	5,062
4,550	Kinross Gold Corp.	Jan. 14/5	250,250
1,000	Kirkland Lake Gold Inc.(e)	Oct. 13/5	14,563
100	Kubota Corp.	Oct. 13/75	25,750
8,100	Lundin Mining Corp.(e)	Oct. 13/4.50	157,274
250	Marathon Petroleum Corp.	Oct. 13/72.50	3,125
150	Monsanto Co.	Oct. 13/100	74,100
370	Monsanto Co.	Oct. 13/105	72,520
750	Nabors Industries Ltd.	Dec. 13/18	24,375
750	Nabors Industries Ltd.	Jan. 14/18	36,750
100	National Oilwell Varco Inc.	Nov. 13/75	46,500
100	National Oilwell Varco Inc.	Nov. 13/77.50	29,100
600	National Oilwell Varco Inc.	Jan. 14/77.50	255,000
400	Newmont Mining Corp.	Nov. 13/36	4,000
500	Newmont Mining Corp.	Dec. 13/32	35,500
500	Newmont Mining Corp.	Dec. 13/33	27,000
200	Newmont Mining Corp.	Jan. 14/33	14,200
200	Newmont Mining Corp.	Jan. 14/34	12,300
300	Newmont Mining Corp.	Jan. 14/37	8,850
300	Newmont Mining Corp.	Jan. 14/38	7,350
325	Newmont Mining Corp.	Feb. 14/33.50	30,403
400	Noble Corp.	Dec. 13/38	75,200
200	Noble Corp.	Dec. 13/39	29,100
160	Noble Corp.	Jan. 14/40	21,760
100	Noble Energy Inc.	Nov. 13/57.50	97,500
124	Occidental Petroleum Corp.	Nov. 13/90	61,380
100	Occidental Petroleum Corp.	Jan. 14/90	62,000
100	Occidental Petroleum Corp.	Feb. 14/90	70,250
1,300	Osisko Mining Corp.(e)	Jan. 14/6	46,066
3,400	Osisko Mining Corp.(e)	Jan. 14/7	56,114
125	Peabody Energy Corp.	Dec. 13/20	5,500
250	Peabody Energy Corp.	Jan. 14/20	14,750
211	Petroleo Brasileiro SA, ADR	Oct. 13/19	422
264	Petroleo Brasileiro SA, ADR	Oct. 13/20	528
950	Potash Corp. of Saskatchewan Inc.	Dec. 13/32	130,150
950	Potash Corp. of Saskatchewan Inc.	Jan. 14/34	98,800
100	Praxair Inc.	Nov. 13/120	32,000
100	Randgold Resources Ltd., ADR	Dec. 13/75	43,000
75	Randgold Resources Ltd., ADR	Dec. 13/77.50	25,500
675	Randgold Resources Ltd., ADR	Dec. 13/90	60,750
1,700	Renesola Ltd.	Oct. 13/2	483,038
450	Rio Tinto plc, ADR	Oct. 13/52.50	9,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
200	Rockwood Holdings Inc.	Nov. 13/70	$23,500
400	Royal Gold Inc.	Oct. 13/50	52,800
450	Royal Gold Inc.	Oct. 13/60	6,750
150	Royal Gold Inc.	Dec. 13/57	21,762
320	Royal Gold Inc.	Jan. 14/57.50	55,040
92	Schlumberger Ltd.	Nov. 13/87.50	28,888
91	Schlumberger Ltd.	Jan. 14/87.50	43,498
500	Silver Wheaton Corp.	Nov. 13/29	20,500
500	Silver Wheaton Corp.	Dec. 13/28	47,000
500	Silver Wheaton Corp.	Jan. 14/29	48,000
1,097	Suncor Energy Inc.	Dec. 13/33	463,483
500	Suncor Energy Inc.	Dec. 13/34	130,500
300	Tahoe Resources Inc.(e)	Oct. 13/18	29,853
100	Teck Resources Ltd.	Nov. 13/28	10,100
100	Teck Resources Ltd.	Jan. 14/28	15,800
572	The Williams Companies Inc.	Nov. 13/36	90,090
250	Total SA, ADR	Nov. 13/55	90,000
1,091	Total SA, ADR	Jan. 14/52.50	660,055
250	Transocean Ltd.	Nov. 13/57.50	750
600	Vale SA, ADR	Oct. 13/15	48,000
300	Vale SA, ADR	Dec. 13/15	39,600
300	Vale SA, ADR	Dec. 13/16	22,800
600	Vale SA, ADR	Jan. 14/16	53,400
150	Valero Energy Corp.	Dec. 13/37	11,550
150	Valero Energy Corp.	Jan. 14/37	15,300
1,250	Yamana Gold Inc.	Oct. 13/12	10,625
2,500	Yamana Gold Inc.	Oct. 13/13	7,500
1,500	Yamana Gold Inc.	Dec. 13/12	62,910

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $11,054,342)		$10,629,067

	Aggregate premiums		$(11,054,342)

	Gross unrealized appreciation		$4,578,635
	Gross unrealized depreciation		(4,153,360)

	Net unrealized appreciation/depreciation		$425,275

(a)	Securities, or a portion thereof, with a value of $107,704,967 were deposited with the broker as collateral for options written.
(b)	At September 30, 2013, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(c)	Exercise price denoted in Euros.
(d)	Exercise price denoted in British pence.
(e)	Exercise price denoted in Canadian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR American	Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	68.8%	$171,105,687
Europe	21.9	54,520,139
Latin America	3.6	8,902,177
Asia/Pacific	2.7	6,767,509
South Africa	2.7	6,728,578
Japan	0.3	728,000

Total Investments	100.0%	$248,752,090

Short Positions
North America	(4.0)%	$(9,891,040)
Europe	(0.3)	(738,027)

Total Investments	(4.3)%	$(10,629,067)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$108,623,987	$ 2,530,010	$111,153,997
Other Industries (a)	135,138,127	—	135,138,127
Total Common Stocks	243,762,114	2,530,010	246,292,124
U.S. Government Obligations	—	2,459,966	2,459,966
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$243,762,114	$ 4,989,976	$248,752,090
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (6,032,332)	$(4,596,735)	$(10,629,067)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2013, the Fund held no investments in equity contract for difference swap agreements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2013 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2013, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST by Gabelli

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, and serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST BY GABELLI

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director & Chief Investment Officer, Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President & Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President &

Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and Trust Company

GNT Q3/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust by Gabelli

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2013

* Print the name and title of each signing officer under his or her signature.